Operating Revenues	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Operating Revenues
6. Operating Revenues
The following table compares our operating revenues by the source of revenue stream for the years ended December 31,
2019
, 2020 and 2021:

	Year ended December 31,
	2019	2020	2021
		(in thousands)
Operating revenues:
Time charters	$168,641	$177,762	$190,420
Voyage charters	132,744	141,903	162,502
Time charters from Luna Pool collaborative arrangements	—	606	1,283
Voyage charters from Luna Pool collaborative arrangements	—	12,224	25,272
Operating revenues from Unigas Pool	—	—	27,004

Total operating revenues	$301,385	$332,495	$406,481
Time charter revenues
As of December 31, 2021, 26 of the Company’s 45 operated vessels, were subject to time charters, 19 of which will expire within one year, two of which will expire within three years, and five which will expire after more than five years from the balance sheet date. (December 31, 2020: 19 of the Company’s 38 operated vessels, were subject to time charters,
11
of which will expire within one year, six which will expire within three years, and two of which will expire after more than five years from the balance sheet date). The estimated undiscounted cash flows for committed time charter revenue expected to be received on an annual basis for ongoing time charters, as of each December 31, is as follows:

(in thousands)
2022:	$121,571
2023:	$77,541
2024:	$61,319
2025:	$61,174
2026:	$34,539
2027 onwards:	$5,347
For time charter revenues accounted for under Topic 842, the amount of accrued income on the Company’s consolidated balance sheets was $4.5 million (December 31, 2020: $8.4 million). The amount of hire payments received in advance under time charter contracts, recognized as a liability and reflected within deferred income on the Company’s consolidated balance sheets was $17.0 million (December 31, 2020: $10.0 million). Deferred income allocated to time charters will be recognized ratably over time, which is expected to be within one month from December 31, 2021.
Voyage Charter revenues
Voyage charter revenues, which include revenues from contracts of affreightment, are shown net of address commissions.
As of December 31, 2021, for voyage charters and contracts of affreightment, services accounted for under Topic 606, the amount of contract assets reflected within accrued income on the Company’s consolidated balance sheets was $1.3 million (December 31, 2020: $11.4 million). Changes in the contract asset balance at the balance sheet dates reflect income accrued after loading of the cargo commences but before an invoice has been raised to the charterer, as well as changes in the number of the Company’s vessels contracted under voyage charters or contracts of affreightment. The amount of contract liabilities reflected within deferred income on the Company’s consolidated balance sheets was $1.5 million (December 31, 2020: $1.6 million). The opening and closing balance of receivables from voyage charters and contracts of affreightment was $3.3 million and $11.1 million respectively as of December 31, 2021 (December 31, 2020: $4.2 million and $3.3 million respectively) and are reflected within net accounts receivable on our consolidated balance sheets.
The amount allocated to costs incurred to fulfill a contract with a charterer, which are costs incurred following the commencement of a contract or charter party but before the loading of the cargo commences was $0.6 million as of December 31, 2021
(December 31, 2020: $1.5 million) and is reflected within prepaid expenses and other current assets on the Company’s consolidated balance sheets.
Voyage and Time charter revenues from Luna Pool collaborative arrangements:
Revenues from the Luna Pool collaborative arrangements for year ended December 31, 2020, and 2021, which are accounted for under ASC 808 – Collaborative Arrangements, represent our share of pool net revenues generated by the other Pool Participant’s vessels in the Luna Pool. These include revenues from voyage charters and contracts of affreightment, which are accounted for under Topic 606 in addition to time charter revenues, which are accounted for under Topic
842
.